PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2022 and March 31, 2022:

	December 31, 2022	March 31, 2022
	(unaudited)
Land	$140,000	$140,000
Buildings (39 years)	236,000	236,000
Machinery and equipment (3 to 10 years)	2,962,259	278,116
Total property and equipment	3,338,259	654,116
Accumulated depreciation and impairment	(181,267)	(57,652)
Property and equipment, net	$3,156,992	$596,464

White River Holdings Corp [Member]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021

Land	$140,000	$140,000
Buildings	236,000	236,000
Machinery and equipment	278,116	261,116
Total property and equipment	654,116	637,116
Accumulated depreciation and impairment	(57,652)	(24,214)
Property and equipment, net	$596,464	$612,902